INCOME TAXES - Components of tax expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Total current tax expense	$ 483	$ 351
Origination of temporary differences	275	332
Revaluation of deferred tax balances due to legislative changes	0	2
Total deferred tax expense	275	334
Total income tax expense	$ 758	$ 685